ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Foreign currency translation adjustments	$ (4,891)	$ (2,589)
Gain (loss) on long term intercompany balances	$ (1,557)	$ 576